Document Information	3 Months Ended
Mar. 31, 2011
Document information
Document type	6-K
Document period end date	Mar. 31, 2011
Amendment flag	true
Amendment description	Inclusion of the statements in XBRL format
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q1